Prepayments	9 Months Ended
Sep. 30, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments [Text Block]
Note 4 –	Prepayments

Prepayments consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)

Advances to suppliers and contractors	$2,280,407	$587,685
Financing service fees charged as prepaid interests	898,854	1,109,642
Prepaid stock subscription	3,124,121	-
Excessive business tax and LAT liabilities	1,928,793	463,849

	$8,232,175	$2,161,176

Pursuant to financing service contracts entered into between the Company, Xingtai Chengjiao Rural Credit Cooperative Union Association, and Industrial and Commercial Bank of China, Xingtai Branch, the Company paid service fees for the origination of several long-term loans before they were released to the Company. The financing service fees are regarded as prepaid loan interest and amortized over the respective terms of the loans.

In June 2011, the Company agreed to become an investor of Hebei Xingtai Rural Commercial Bank Co., Ltd. (“Xingtai RC Bank”)  The Company prepaid $3,124,121 (RMB20,000,000) to purchase 16,000,000 shares, or 6.96% of Xingtai RC Bank’s common stock.  The establishment of Xingtai RC Bank will be based on restructured business of Xingtai Chengjiao Rural Credit Cooperative Union Association, which provides several loans to the Company (see Note 12), and is subject to the approval by China banking regulatory agencies.

Business tax and LAT are payable each year at 5% and 1% - 2% of customer deposits received. The Company recognizes sales-related business tax and LAT in the income statement to the extent that they are proportionate to the revenue recognized each period.  Any excessive amounts of business and LAT liabilities recognized at period-end pursuant to tax laws and regulations over the amounts recognized in the income statement are capitalized in prepayments and will be expensed in subsequent periods.